MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares Security Description Value
Common Stock - 65.6%
Communication Services - 7.8%
27,960 Alphabet, Inc., Class A
(a)
$ 10,634,306
25,593 AT&T, Inc. 634,707
29,802 Comcast Corp., Class A 741,176
6,989 Meta Platforms, Inc., Class A 4,420,612
10,041 The Walt Disney Co. 1,022,475
8,296 Warner Bros Discovery, Inc.
(b)
224,075
17,677,351
Consumer Discretionary - 5.6%
22,360 Amazon.com, Inc.
(a)(b)
6,051,510
2,814 McDonald's Corp. 785,669
10,544 NIKE, Inc., Class B 487,449
5,000 Tesla, Inc.
(a)(b)
2,178,950
10,011 The Home Depot, Inc.
(a)
3,174,889
12,678,467
Consumer Staples - 2.8%
5,127 Altria Group, Inc. 356,737
5,660 Anheuser-Busch InBev SA/NV, ADR 452,743
1,270 Costco Wholesale Corp. 1,214,526
5,376 Diageo PLC, ADR 443,305
11,646 Mondelez International, Inc., Class A 712,386
2,968 PepsiCo., Inc.
(a)
427,956
4,882 The Procter & Gamble Co. 700,860
17,265 Walmart, Inc. 1,998,424
6,306,937
Energy - 2.7%
4,159 Chevron Corp. 758,851
4,761 EOG Resources, Inc. 635,022
7,329 Exxon Mobil Corp. 1,064,611
48,133 Kinder Morgan, Inc. 1,495,974
5,807 Marathon Petroleum Corp. 1,444,607
3,323 Occidental Petroleum Corp. 188,181
8,894 SLB, Ltd. 485,168
6,072,414
Financials - 9.3%
50,272 Bank of America Corp.
(a)
2,594,035
3,984 Berkshire Hathaway, Inc., Class B
(b)
1,890,328
7,060 Chubb, Ltd. 2,200,814
11,965 Citigroup, Inc. 1,506,393
12,857 JPMorgan Chase & Co. 3,848,229
14,790 MetLife, Inc. 1,222,985
12,732 The Charles Schwab Corp. 1,112,140
13,795 U.S. Bancorp 756,656
14,260 Visa, Inc., Class A
(a)
4,653,894
19,495 Wells Fargo & Co. 1,511,642
21,297,116
Health Care - 5.0%
15,837 Abbott Laboratories
(a)
1,355,647
9,442 AbbVie, Inc. 2,055,712
5,564 Amgen, Inc. 1,873,900
11,136 Bristol-Myers Squibb Co. 636,757
9,531 CVS Health Corp. 867,130
4,565 Johnson & Johnson
(a)
1,028,632
10,745 Medtronic PLC 793,088
6,765 Merck & Co., Inc. 803,141
676 Organon & Co. 9,018
20,839 Pfizer, Inc. 545,565
3,911 UnitedHealth Group, Inc.
(a)
1,487,392

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares Security Description Value
Health Care - 5.0% (continued)
2,585 Viatris, Inc. $ 42,032
11,498,014
Industrials - 3.6%
5,392 Carrier Global Corp. 344,387
9,007 Honeywell International, Inc. 2,142,405
2,696 Otis Worldwide Corp. 190,985
14,637 RTX Corp. 2,629,683
3,529 The Boeing Co.
(b)
815,728
4,919 Union Pacific Corp. 1,291,926
7,679 United Parcel Service, Inc., Class B 819,273
8,234,387
Information Technology - 26.7%
11,966 Advanced Micro Devices, Inc.
(b)
6,175,653
39,660 Apple, Inc.
(a)
12,376,300
18,470 Broadcom, Inc. 8,251,842
27,517 Cisco Systems, Inc. 3,313,597
4,805 Fortinet, Inc.
(b)
662,946
15,389 Intel Corp.
(b)
1,764,810
2,669 Intuit, Inc. 884,854
19,736 Microsoft Corp.
(a)
8,885,937
49,240 NVIDIA Corp.
(a)
10,396,534
14,581 Oracle Corp. 3,292,098
556 Palantir Technologies, Inc., Class A
(b)
87,036
12,656 QUALCOMM, Inc. 3,176,909
12,220 ServiceNow, Inc.
(b)
1,519,801
2,890 Super Micro Computer, Inc.
(b)
133,200
60,921,517
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 645,841
Real Estate - 0.5%
3,465 American Tower Corp. REIT 647,816
25,155 Weyerhaeuser Co. REIT 616,549
1,264,365
Utilities - 1.3%
33,945 NextEra Energy, Inc.
(a)
2,953,555
Total Common Stock (Cost $54,108,353) 149,549,964
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 15.3%
U.S. Treasury Securities - 15.3%
$ 5,000,000 U.S. Treasury Inflation Indexed Bonds
(a)
2.13% 01/15/35 5,304,194
2,000,000 U.S. Treasury Note/Bond
(a)
4.25  08/15/35 1,975,625
7,500,000 U.S. Treasury Note/Bond
(a)
4.13  10/31/26 7,510,141
5,000,000 U.S. Treasury Note/Bond
(a)
4.25  11/30/26 5,012,003
5,000,000 U.S. Treasury Note/Bond
(a)
4.00  12/15/27 5,002,051
2,000,000 U.S. Treasury Note/Bond 3.38  02/29/28 1,979,531
4,000,000 U.S. Treasury Note/Bond 3.88  03/31/28 3,991,328
4,000,000 U.S. Treasury Note/Bond 3.75  04/30/28 3,981,563
34,756,436
Total U.S. Government & Agency Obligations (Cost $34,756,335) 34,756,436
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(b)
(Cost $0) $ 22.00 08/03/27 14,359

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares Security Description Value
Money Market Fund - 21.4%
48,774,532 First American Government Obligations Fund, Class X, 3.56%
(c)
(Cost $48,774,532) $ 48,774,532
Investments, at value - 102.3% (Cost $137,639,220) $ 233,095,291
Total Written Options - (2.8)% (Premiums Received $(4,257,050)) (6,466,875)
Other Assets & Liabilities, Net - 0.5% 1,310,959
Net Assets - 100.0% $ 227,939,375

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2026

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (2.8)%
Call Options Written - (2.8)%
(5) CBOE S&P 500 INDEX $ 7,300.00 06/26 $ 3,790,030 $ (145,460)
(5) CBOE S&P 500 INDEX 7,175.00 06/26 3,790,030 (205,975)
(5) CBOE S&P 500 INDEX 7,150.00 06/26 3,790,030 (217,615)
(10) CBOE S&P 500 INDEX 7,125.00 06/26 7,580,060 (460,000)
(15) CBOE S&P 500 INDEX 7,350.00 06/26 11,370,090 (404,760)
(10) CBOE S&P 500 INDEX 7,175.00 06/26 7,580,060 (432,500)
(10) CBOE S&P 500 INDEX 7,300.00 06/26 7,580,060 (324,200)
(8) CBOE S&P 500 INDEX 7,200.00 06/26 6,064,048 (338,160)
(5) CBOE S&P 500 INDEX 7,500.00 07/26 3,790,030 (88,050)
(5) CBOE S&P 500 INDEX 7,450.00 07/26 3,790,030 (106,750)
(5) CBOE S&P 500 INDEX 7,400.00 07/26 3,790,030 (127,600)
(15) CBOE S&P 500 INDEX 7,200.00 07/26 11,370,090 (640,410)
(7) CBOE S&P 500 INDEX 7,650.00 07/26 5,306,042 (77,350)
(11) CBOE S&P 500 INDEX 7,325.00 07/26 8,338,066 (372,625)
(5) CBOE S&P 500 INDEX 7,275.00 07/26 3,790,030 (190,750)
(10) CBOE S&P 500 INDEX 7,375.00 07/26 7,580,060 (314,100)
(10) CBOE S&P 500 INDEX 7,300.00 07/26 7,580,060 (375,250)
(10) CBOE S&P 500 INDEX 7,225.00 07/26 7,580,060 (439,250)
(10) CBOE S&P 500 INDEX 7,300.00 07/26 7,580,060 (389,100)
(10) CBOE S&P 500 INDEX 7,200.00 07/26 7,580,060 (474,450)
(5) CBOE S&P 500 INDEX 7,325.00 08/26 3,790,030 (193,310)
Total Call Options Written (Premiums Received $(3,840,618)) (6,317,665)
Put Options Written - 0.0%
(5) CBOE S&P 500 INDEX 6,725.00 06/26 3,362,500 (3,300)
(5) CBOE S&P 500 INDEX 6,675.00 06/26 3,337,500 (3,000)
(8) CBOE S&P 500 INDEX 6,625.00 07/26 5,300,000 (5,280)
(10) CBOE S&P 500 INDEX 6,600.00 07/26 6,600,000 (6,300)
(7) CBOE S&P 500 INDEX 6,550.00 07/26 4,585,000 (4,025)
(15) CBOE S&P 500 INDEX 6,725.00 07/26 10,087,500 (20,025)
(10) CBOE S&P 500 INDEX 6,700.00 07/26 6,700,000 (12,640)
(10) CBOE S&P 500 INDEX 6,750.00 07/26 6,750,000 (18,550)
(10) CBOE S&P 500 INDEX 6,725.00 07/26 6,725,000 (17,750)
(5) CBOE S&P 500 INDEX 6,700.00 07/26 3,350,000 (8,450)
(5) CBOE S&P 500 INDEX 6,900.00 07/26 3,450,000 (15,175)
(5) CBOE S&P 500 INDEX 6,875.00 07/26 3,437,500 (14,440)
(5) CBOE S&P 500 INDEX 0.00 08/26 3,475,000 (20,275)
Total Put Options Written (Premiums Received $(416,432)) (149,210)
Total Written Options - (2.8)% (Premiums Received
$(4,257,050)) $ (6,466,875)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2026

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) All or a portion of this security is held as collateral for written options.
(b) Non-income producing security.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of May 31, 2026.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 17,677,351 $ – $ – $ 17,677,351
Consumer Discretionary 12,678,467 – – 12,678,467
Consumer Staples 6,306,937 – – 6,306,937
Energy 6,072,414 – – 6,072,414
Financials 21,297,116 – – 21,297,116
Health Care 11,498,014 – – 11,498,014
Industrials 8,234,387 – – 8,234,387
Information Technology 60,921,517 – – 60,921,517
Materials 645,841 – – 645,841
Real Estate 1,264,365 – – 1,264,365
Utilities 2,953,555 – – 2,953,555
U.S. Government & Agency Obligations – 34,756,436 – 34,756,436
Warrants 14,359 – – 14,359
Money Market Fund 48,774,532 – – 48,774,532
Investments at Value $ 198,338,855 $ 34,756,436 $ – $ 233,095,291
Total Assets $ 198,338,855 $ 34,756,436 $ – $ 233,095,291
Liabilities
Other Financial Instruments*
Written Options (6,466,875) – – (6,466,875)
Total Liabilities $ (6,466,875) $ – $ – $ (6,466,875)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2026

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.